                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/2010
                                               ----------

Check here if Amendment: |X|; Amendment Number:  1
                                               ------

This Amendment (Check only one): |X| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PAR Capital Management, Inc.

Address: One International Place, Suite 2401
         Boston, MA 02110



Form 13F File Number: 28-06766
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven M. Smith
Title: Chief Operating Officer and General Counsel
Phone: 617-526-8990


Signature, Place, and Date of Signing:

   Steven M. Smith	          Boston, MA			 2/22/11
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:       65
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Form 13F Information Table Value Total: $  2,343,150
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                                          (thousands)


List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE

As of December 31, 2010                  Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
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         ITEM 1:           ITEM 2:   ITEM 3:     ITEM 4:        ITEM 5:            ITEM 6:        ITEM 7:           ITEM 8:
                                                               SHARES OF    INVESTMENT DISCRETION          VOTING AUTHORITY (SHARES)
                            TITLE     CUSIP       FAIR      PRINCIPAL  SHR/  (A)    (B)     (C)   MANAGERS     (A)       (B)    (C)
     NAME OF ISSUER          OF      NUMBER      MARKET       AMOUNT   PRN/ SOLE  SHARED  SHARED-             SOLE     SHARED  NONE
                            CLASS                 VALUE                PUT/                OTHER
                                                                       CALL
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Addus Homecare Corp       Common    006739106       725,323    176,908 SHR  SOLE                               176,908
AirTran Holdings          Common    00949P108    36,950,000  5,000,000 SHR  SOLE                             5,000,000
Allegiant Travel Co       Common    01748X102    25,243,674    512,666 SHR  SOLE                               512,666
Ameristar Casinos Inc     Common    03070Q101    65,240,214  4,174,038 SHR  SOLE                             4,174,038
Apple Computer Inc        Common    037833100    17,095,680     53,000 SHR  SOLE                                53,000
ARM Holdings PLC          Spons ADR 042068106    35,534,147  1,712,489 SHR  SOLE                             1,712,489
Atlas Air Worldwide Hldgs Common    049164205    11,736,192    210,213 SHR  SOLE                               210,213
Avis Budget Group Inc     Common    053774105    91,577,275  5,885,429 SHR  SOLE                             5,885,429
Bally Technologies        Common    05874B107    88,750,884  2,103,600 SHR  SOLE                             2,103,600
BGC Partners              Cl A      05541T101    37,156,869  4,471,344 SHR  SOLE                             4,471,344
Boyd Gaming               Common    103304101    35,868,948  3,383,863 SHR  SOLE                             3,383,863
Capital Federal Financial Common    14057J101       297,750     25,000 SHR  SOLE                                25,000
Churchill Downs           Common    171484108    27,531,137    634,358 SHR  SOLE                               634,358
Cowen Group Inc           Cl A      223622101       530,228    113,055 SHR  SOLE                               113,055
Dollar Thrifty Automotive Common    256743105   103,584,468  2,191,800 SHR  SOLE                             2,191,800
El Paso Corp              Common    28336L109     1,683,976    122,382 SHR  SOLE                               122,382
Euronet Worldwide Inc     Common    298736109     2,157,572    123,714 SHR  SOLE                               123,714
Expedia Inc               Common    30212P105   108,069,304  4,307,266 SHR  SOLE                             4,307,266
FBR Capital Markets Corp  Common    30247C301     1,093,433    286,239 SHR  SOLE                               286,239
Full House Resorts Inc    Common    359678109     4,410,960  1,301,168 SHR  SOLE                             1,301,168
Gastar Exploration Ltd    Common    367299203     3,072,625    714,564 SHR  SOLE                               714,564
General Motors            Common    37045V100    13,822,500    375,000 SHR  SOLE                               375,000
Genesee & Wyoming Inc     Cl A      371559105     8,280,427    156,382 SHR  SOLE                               156,382
Genoptix Inc              Common    37243V100    10,461,000    550,000 SHR  SOLE                               550,000
Hertz Global Holdings     Common    42805T105    17,640,126  1,217,400 SHR  SOLE                             1,217,400
Hittite Microwave Corp    Common    43365Y104    10,953,079    179,441 SHR  SOLE                               179,441
Humana Inc                Common    444859102     5,474,000    100,000 SHR  SOLE                               100,000
Intercontinental Hotels   Spons ADR 45857P301     7,135,769    361,671 SHR  SOLE                               361,671
Isle of Capri Casinos     Common    464592104    16,557,494  1,620,107 SHR  SOLE                             1,620,107
JetBlue Airways Corp      Common    477143101    32,849,763  4,969,707 SHR  SOLE                             4,969,707
Kansas City Southern      Common    485170302    13,087,221    273,448 SHR  SOLE                               273,448
Knight Capital Group Inc  Cl A      499005106     4,613,334    334,542 SHR  SOLE                               334,542
Lakes Entertainment Inc   Common    51206P109     5,979,029  2,097,905 SHR  SOLE                             2,097,905
LAM Research Corp         Common    512807108     8,025,900    155,000 SHR  SOLE                               155,000
Lodgenet Entertainment    Common    540211109    12,112,500  2,850,000 SHR  SOLE                             2,850,000
Majesco Entertainment Co  Common    560690208       307,960    400,000 SHR  SOLE                               400,000
MarineMax Inc             Common    567908108     3,740,000    400,000 SHR  SOLE                               400,000
Marten Transport LTD      Common    573075108     6,084,171    284,573 SHR  SOLE                               284,573
Medcath Corporation       Common    58404W109    20,227,500  1,450,000 SHR  SOLE                             1,450,000
Melco Crown Entertainment Spons ADR 585464100    15,264,000  2,400,000 SHR  SOLE                             2,400,000
Mosys Inc.                Common    619718109     2,953,110    519,000 SHR  SOLE                               519,000
MTR Gaming Group Inc      Common    553769100     2,783,136  1,371,003 SHR  SOLE                             1,371,003
Multimedia Games Inc      Common    625453105     5,580,000  1,000,000 SHR  SOLE                             1,000,000
Nasdaq OMX Group Inc      Common    631103108       711,900     30,000 SHR  SOLE                                30,000
Nintendo Co Ltd           Spons ADR 654445303     3,091,683     85,100 SHR  SOLE                                85,100
Oclaro Inc                Common    67555N206       787,685     59,900 SHR  SOLE                                59,900
Oracle Corp               Common    68389X105    20,376,300 651,000.00 SHR  SOLE                               651,000
Orbitz Worldwide Inc      Common    68557K109   137,542,475 24,605,094 SHR  SOLE                            24,605,094
Ohio Art Co               Common    677143109       123,525     40,500 SHR  SOLE                                40,500
Penn National Gaming      Common    707569109    68,496,700  1,948,697 SHR  SOLE                             1,948,697
Pharmerica Corp           Common    71714F104     3,116,690 272,200.00 SHR  SOLE                               272,200
Pinnacle Entertainment    Common    723456109    36,664,235  2,615,138 SHR  SOLE                             2,615,138
Pozen Inc                 Common    73941U102    15,745,325  2,367,718 SHR  SOLE                             2,367,718
Priceline.com             Common    741503403   336,025,945    841,011 SHR  SOLE                               841,011
Pure Cycle Corp           Common    746228303    14,203,092  4,000,871 SHR  SOLE                             4,000,871
Realnetworks Inc.         Common    75605L104     8,823,410  2,100,812 SHR  SOLE                             2,100,812
Skechers USA Inc          Cl A      830566105       900,000     45,000 SHR  SOLE                                45,000
Southwest Airlines        Common    844741108   175,814,100 13,545,000 SHR  SOLE                            13,545,000
United Continental Hldgs  Common    910047109   357,585,602 15,011,990 SHR  SOLE                            15,011,990
UnitedHealth Group Inc    Common    91324P102   213,049,000  5,900,000 SHR  SOLE                             5,900,000
United Rentals Inc        Common    911363109    16,038,523    704,990 SHR  SOLE                               704,990
UTI Worldwide Inc         Common    G87210103     4,038,600    190,500 SHR  SOLE                               190,500
Vaalco Energy Inc         Common    91851C201     1,602,408    223,800 SHR  SOLE                               223,800
Webzen Inc                Spons ADR 94846M102       484,933    267,919 SHR  SOLE                               267,919
Wellpoint Inc             Common    94973V107     5,686,000    100,000 SHR  SOLE                               100,000
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      Total Long Equities                     2,343,150,807